CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash	$ 98,392	$ 91,470
Due from Banks	21,936	0
Money Market Funds, at Carrying Value	1,291,274	1,024,658
Total cash and cash equivalents	1,411,602	1,116,128
Marketable Securities [Abstract]
Total marketable securities	50,004	0
Total cash and cash equivalents and marketable securities	1,461,606	1,116,128
U.S. Treasury bills [Member]
Marketable Securities [Abstract]
Total marketable securities	$ 50,004	$ 0